Cover Page	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	HUYA Inc.
Entity Central Index Key	0001728190
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Transition Report	false
Document Annual Report	true
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Entity File Number	001-38482
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Building A3, E-Park
Entity Address, Address Line Two	280 Hanxi Road
Entity Address, City or Town	Panyu District
Entity Address, Postal Zip Code	511446
Entity Address, Country	CN
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	true
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Building A3, E-Park
Entity Address, Address Line Two	280 Hanxi Road
Entity Address, City or Town	Panyu District
Entity Address, Postal Zip Code	511446
Entity Address, Country	CN
City Area Code	86 20
Local Phone Number	2290-7888
Contact Personnel Name	Catherine Xiaozheng Liu, Chief Financial Officer
Contact Personnel Email Address	liuxiaozheng@huya.com
Common Class A [Member]
Document Information [Line Items]
No Trading Symbol Flag	true
Entity Common Stock, Shares Outstanding	83,490,841
Security Exchange Name	NYSE
Title of 12(b) Security	Class A ordinary shares
Common Class B [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	152,357,321
American Depository Shares [Member]
Document Information [Line Items]
Trading Symbol	HUYA
Security Exchange Name	NYSE
Title of 12(b) Security	American Depositary Shares